UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21237

                     Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

William J. Murphy
Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     10/31

Date of reporting period:     07/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund Schedule of Investments July 31, 2008 (Unaudited)

Common Stocks - 93.79%	Shares	Value

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.63%
CARBO Ceramics, Inc.	18,000	$ 984,960

Air Courier Services - 1.57%
FedEx Corp.	12,000	946,080

Beverages - 3.16%
Coca-Cola Co. / The	12,000	618,000
Constellation Brands, Inc. - Class A (a)	47,000	1,011,440
Dr Pepper Snapple Group, Inc. (a)	13,680	282,766
		1,912,206

Biological Products - 2.69%
Amgen, Inc. (a)	26,000	1,628,380

Bottled & Canned Soft Drinks & Carbonated Waters - 1.43%
Cadbury plc (b)	18,240	864,029

Cable & Other Pay Television Services - 2.08%
Comcast Corp. - Class A	61,000	1,257,820

Crude Petroleum & Natural Gas - 3.62%
Pioneer Natural Resources Co.	16,000	951,200
Royal Dutch Shell plc - Class A (b)	17,500	1,238,825
		2,190,025

Drawing and Insulating Nonferrous Wire - 1.99%
Corning, Inc.	60,000	1,200,600

Drilling Oil & Gas Wells - 1.06%
Diamond Offshore Drilling, Inc.	2,900	345,970
Helmerich & Payne, Inc.	5,000	295,650
		641,620

Electronic & Other Electrical Equipment - 2.41%
General Electric Co.	51,500	1,456,935

Electronic Connectors - 2.47%
Tyco International, Ltd.	33,500	1,492,760

Fats & Oils - 2.92%
Archer-Daniels-Midland Co.	37,500	1,073,625
Bunge, Ltd.	7,000	692,440
		1,766,065

*See accompany notes which are an integral part of these financial statements.

Becker Value Equity Fund Schedule of Investments - continued July 31, 2008 (Unaudited)

Common Stocks - 93.79% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 5.81%
Allstate Corp. / The	25,000	$ 1,155,500
American International Group, Inc.	23,000	599,150
Chubb Corp. / The	24,000	1,152,960
Zenith National Insurance Corp.	17,500	602,175
		3,509,785

Food & Kindred Products - 1.11%
Sara Lee Corp.	49,000	669,340

Grain Mill Products - 2.08%
General Mills, Inc.	19,500	1,255,605

Hotels & Motels - 1.65%
Starwood Hotel & Resorts Worldwide, Inc.	29,000	994,410

Insurance Agents, Brokers & Service - 2.74%
Hartford Financial Services Group, Inc. / The	10,500	665,595
Marsh & McLennan Companies, Inc.	35,000	988,750
		1,654,345

Laboratory Analytical Instruments - 2.08%
Applied Biosystems, Inc.	34,000	1,255,620

Malt Beverages - 0.89%
Molson Coors Brewing Co. - Class B	10,000	539,700

Miscellaneous Manufacturing Industries - 0.88%
International Game Technology	24,500	531,895

Motor Vehicles & Passenger Car Bodies - 2.22%
Honda Motor Co., Ltd. (b)	42,000	1,343,580

National Commercial Banks - 2.72%
TCF Financial Corp.	40,000	510,000
U.S. Bancorp	37,000	1,132,570
		1,642,570

Office Machines - 1.93%
Pitney Bowes, Inc.	36,800	1,166,192

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.94%
Zimmer Holdings, Inc. (a)	17,000	1,171,470

*See accompany notes which are an integral part of these financial statements.

Becker Value Equity Fund Schedule of Investments - continued July 31, 2008 (Unaudited)

Common Stocks - 93.79% - continued	Shares	Value

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.06%
PPG Industries, Inc.	20,500	$ 1,243,120

Paper Mills - 2.06%
International Paper Co.	45,000	1,247,400

Petroleum Refining - 3.77%
Chevron Corp.	8,775	742,014
ConocoPhillips	11,000	897,820
Murphy Oil Corp.	8,000	637,840
		2,277,674

Pharmaceutical Preparations - 4.30%
Abbott Laboratories	21,000	1,183,140
Eli Lilly & Co.	30,000	1,413,300
		2,596,440

Public Building and Related Furnuture - 1.05%
Johnson Controls, Inc.	21,000	633,360

Retail - Grocery Stores - 2.34%
Kroger Co. / The	50,000	1,414,000

Retail - Radio, TV & Consumer Electronics Stores - 1.31%
Best Buy Co., Inc.	20,000	794,400

Retail - Variety Stores - 2.52%
Costco Wholesale Corp.	3,300	206,844
Wal-Mart Stores, Inc.	22,500	1,318,950
		1,525,794

Retail - Women's Clothing Stores - 1.56%
Limited Brands, Inc.	57,000	939,930

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.07%
Raytheon Co.	22,000	1,252,460

Services - Business Services - 1.75%
Manpower, Inc.	22,000	1,056,000

Services - Prepackaged Software - 5.60%
Lawson Software, Inc. (a)	125,650	1,019,021
Microsoft Corp.	63,000	1,620,360
Synopsys, Inc. (a)	31,000	744,620
		3,384,001

*See accompany notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 93.79% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 3.13%
Becton, Dickinson & Co.	11,000	$ 934,010
Covidien, Ltd.	19,500	960,180
		1,894,190

Telephone & Telegraph Apparatus - 1.48%
ADTRAN, Inc.	40,000	894,400

Trucking (No Local) - 1.00%
Con-way, Inc.	12,000	606,720

Water Transportation - 2.53%
Carnival Corp.	22,000	812,680
Tidewater, Inc.	12,000	719,280
		1,531,960

Wholesale - Electronic Parts & Equipment - 2.18%
Tyco Electronics, Ltd.	39,850	1,320,629

TOTAL COMMON STOCKS (Cost $55,553,202)		56,688,470

Money Market Securities - 4.95%
Huntington U.S. Treasury Money Market Fund - Class A, 0.73% (c)	2,990,336	2,990,336

TOTAL MONEY MARKET SECURITIES (Cost $2,990,336)		2,990,336

TOTAL INVESTMENTS (Cost $58,543,538) - 98.74%		59,678,806

Other assets less liabilities - 1.26%		759,382

TOTAL NET ASSETS - 100.00%		$ 60,438,188

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at July 31, 2008.
Tax Related
Unrealized appreciation		$ 5,368,567
Unrealized depreciation		(4,233,299)
Net unrealized appreciation		$ 1,135,268

Aggregate cost of securities for income tax purposes		$ 58,543,538

*See accompany notes which are an integral part of these financial statements.

Becker Value Equity Fund
Related Notes to the Schedule of Investments
July 31, 2008
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Becker Value Equity Fund
Related Notes to the Schedule of Investments - continued

July 31, 2008

(Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income - The Fund follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Marathon Value Portfolio Schedule of Investments July 31, 2008 (Unaudited)

Common Stocks - 77.40%	Shares	Value

Aerospace-Defense - 0.31%
Northrop Grumman Corp.	1,400	$ 94,346

Automobiles, Parts & Equipment - 0.66%
Toyota Motor Corp. (b)	2,300	197,915

Banking - 1.32%
Mitsubishi UFJ Financial Group, Inc. (MUFG) (b)	22,500	197,550
U.S. Bancorp	6,530	199,883
		397,433

Broadcasting & Cable - 1.52%
Liberty Global, Inc. - Class A (a)	10,500	302,715
Liberty Media Corp. - Entertainment Group Tracking Stock - Class A (a)	6,232	153,432
		456,147

Computer Communications Equipment - 1.21%
Cisco Systems, Inc. (a)	16,500	362,835

Construction Materials - 0.64%
Vulcan Materials Co.	3,000	192,570

Delivery and Freight Services - 2.19%
Arkansas Best Corp.	7,500	278,550
United Parcel Service, Inc. - Class B	6,000	378,480
		657,030

Diversified Financial Services - 1.04%
Moody's Corp.	5,400	187,974
Western Union Co.	4,500	124,380
		312,354

Electric Components & Equipment - 2.30%
SECOM Co., Ltd. (b)	2,800	258,019
Zebra Technologies Corp. - Class A (a)	14,075	433,651
		691,670

Electric Utilities - 1.07%
Korea Electric Power Corp. (KEPCO) (b)	15,400	245,630
NorthWestern Corp.	3,000	74,310
		319,940

Energy - 1.41%
Sasol Ltd. (b)	8,000	423,520

*See accompanying notes which are an ntegral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 77.40% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 0.87%
White Mountains Insurance Group, Ltd.	600	$ 261,900

Healthcare Distribution & Services - 4.01%
Cardinal Health, Inc.	7,500	402,975
IMS Health, Inc.	10,627	222,104
Pharmaceutical Product Development, Inc. (PPD)	15,200	579,728
		1,204,807

Healthcare Equipment - 4.31%
Becton, Dickinson & Co.	5,500	467,005
Dionex Corp. (a)	5,200	361,504
Medtronic, Inc.	3,500	184,905
St. Jude Medical, Inc. (a)	6,000	279,480
		1,292,894

Household Furniture - 0.20%
Natuzzi S.p.A. (a) (b)	21,400	59,920

Household Products - 2.31%
Colgate-Palmolive Co.	2,500	185,675
Kimberly-Clark Corp.	5,600	323,848
Procter & Gamble Co. (The)	2,827	185,112
		694,635

Industrial Conglomerates - 4.37%
3M Co.	4,700	330,833
Eaton Corp.	2,800	198,912
General Electric Co.	14,300	404,547
Leggett & Platt, Inc.	5,200	101,400
Tyco International, Ltd.	6,175	275,158
		1,310,850

Industrial Machinery - 1.79%
Illinois Tool Works, Inc.	7,200	337,320
Lincoln Electric Holdings, Inc.	2,500	200,875
		538,195

Insurance - 2.12%
AEGON N.V. (c)	23,000	268,640
Aon Corp.	8,000	366,400
		635,040

Instruments - Scientific - 0.98%
Applied Biosystems, Inc.	8,000	295,440

Integrated Oil & Gas - 1.25%
ConocoPhillips	4,600	375,452

Oil & Gas Equipment & Services - 2.55%
BJ Services Co.	6,600	194,040
Noble Corp.	11,000	570,570
		764,610

*See accompanying notes which are an ntegral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 77.40% - continued	Shares	Value

Packaged Foods - 1.45%
Campbell Soup Co.	12,000	$ 436,560

Paper/Forest Products - 1.46%
Plum Creek Timber Co., Inc.	8,970	437,018

Perfumes, Cosmetics & Other Toilet Preparations - 1.09%
Elizabeth Arden, Inc. (a)	20,000	326,600

Petroleum Refining - 0.39%
Valero Energy Corp.	3,500	116,935

Pharmaceutical - 1.93%
Abbott Laboratories	7,000	394,380
Arena Pharmaceuticals, Inc. (a)	6,934	47,012
Bristol-Myers Squibb Co.	6,500	137,280
		578,672

Property & Casualty Insurance - 3.77%
Alleghany Corp. (a)	1,081	340,807
Berkshire Hathaway, Inc. - Class B (a)	130	497,770
Tokio Marine Holdings, Inc. (b)	7,750	292,548
		1,131,125

Publishing, Printing & Media - 1.06%
John Wiley & Sons, Inc. - Class A	7,000	317,380

Pumps & Pumping Equipment - 1.54%
Graco, Inc.	12,738	461,498

Radiotelephone Communications - 0.16%
SK Telecom Co., Ltd (b)	2,300	49,036

Real Estate - 1.16%
Avatar Holdings, Inc. (a)	5,000	158,250
Reading International, Inc. - Class A (a)	24,300	190,755
		349,005

Restaurants - 1.67%
McDonald's Corp.	8,400	502,236

Retail - General Merchandise Stores - 2.17%
Costco Wholesale Corp.	6,300	394,884
Family Dollar Stores, Inc.	11,000	256,300
		651,184

Retail - Specialty Stores - 0.50%
Circuit City Stores, Inc.	20,000	40,400
Office Depot, Inc. (a)	16,200	110,160
		150,560

Savings Institutions - 0.54%
First Niagara Financial Group, Inc.	11,500	160,885

Semiconductors & Related Devices - 1.74%
Linear Technology Corp.	10,500	326,025
Texas Instruments, Inc.	8,000	195,040
		521,065

Services - Consumer Credit Reporting, Collection Agencies - 0.55%
Equifax, Inc.	4,700	164,923

Services - Data and Transaction Processing - 2.45%
Automatic Data Processing, Inc.	6,700	286,157
Global Payments, Inc.	5,500	243,595
Total System Services, Inc.	10,500	205,590
		735,342

*See accompanying notes which are an ntegral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 77.40% - continued	Shares	Value

Services - Staffing - 2.05%
CDI Corp.	15,800	$ 325,164
Robert Half International, Inc.	11,500	290,835
		615,999

Soft Drinks - 1.20%
Coca-Cola Co. (The)	7,000	360,500

Specialty Chemicals - 4.07%
Cabot Corp.	12,500	335,375
PPG Industries, Inc.	7,200	436,608
Valspar Corp. (The)	20,700	448,569
		1,220,552

Systems Software & Computer Hardware - 3.59%
International Business Machines Corp. (IBM)	6,200	793,476
Microsoft Corp.	11,100	285,492
		1,078,968

Wholesale - Electronic Parts & Equipment - 3.04%
Avnet, Inc. (a)	14,000	381,640
Tyco Electronics Ltd.	16,000	530,240
		911,880

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.52%
Patterson Companies, Inc. (a)	5,000	156,150

Wholesale - Motor Vehicle Supplies & New Parts - 0.87%
Genuine Parts Co.	6,500	260,715

TOTAL COMMON STOCKS (Cost $18,319,611)		23,234,291

Real Estate Investment Trusts - 1.02%

Alexander's, Inc.	500	177,370
EastGroup Properties, Inc.	2,800	129,920

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $87,673)		307,290

Preferred Stock - 0.90%

E. I. DuPont De Nemours & Co. $4.50	3,500	271,460

TOTAL PREFERRED STOCK (Cost $273,570)		271,460

Exchange-Traded Funds - 1.49%

UltraShort MSCI Emerging Markets ProShares	2,400	198,960
UltraShort Basic Materials ProShares	7,500	247,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $427,527)		446,160

	Principal
Corporate Bonds - 3.94%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	266,128
Canadian Imperial Bank of Commerce, 2.756%, 08/12/2008 (g)	442,000	441,972
CWABS, Inc., 3.120%, 04/25/2032 (e) (g)	97,150	88,364
CWABS, Inc., 5.460%, 10/25/2032 (e) (g)	70,624	2,385
IMPAC CMB Trust, 3.300%, 9/25/2034 (f) (g)	193,514	164,906
IMPAC CMB Trust, 3.360%, 10/25/2033 (f) (g)	231,640	218,576
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,483,177)		1,182,331

*See accompanying notes which are an ntegral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2008
(Unaudited)
	Principal
Municpal Bonds - 1.67%	Amount	Value

Georgia Municipal Electric Authority , 4.500%, 12/15/2015 (g)	$ 500,000	$ 500,000

TOTAL MUNICIPAL BONDS (Cost $500,000)		500,000

Mortgage-Backed Securities - 1.67%

Fannie Mae, 6.180%, 08/25/2016	500,000	501,125

TOTAL MORTGAGE-BACKED SECURITIES (Cost $500,689)		501,125
	Shares
Money Market Securities - 13.91%

Fidelity Institutional Money Market Portfolio - Class I, 2.70% (h)	4,176,871	4,176,871

TOTAL MONEY MARKET SECURITIES (Cost $4,176,871)		4,176,871

TOTAL INVESTMENTS (Cost $25,769,118) - 102.00%		$ 30,619,528

Liabilities in excess of other assets - (2.00)%		(601,788)

TOTAL NET ASSETS - 100.00%		$ 30,017,740

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at July 31, 2008.
(h) Variable rate security; the rate shown represents the money market rate at July 31, 2008.

Tax Related
Unrealized appreciation		6,009,803
Unrealized depreciation		(1,159,393)
Net unrealized appreciation		$ 4,850,410

Aggregate cost of securities for income tax purposes		$ 25,769,118

*See accompanying notes which are an ntegral part of these financial statements.

Marathon Value Portfolio
July 31, 2008 (Unaudited)
Related Notes to the Schedule of Investments

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the  pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Pricing Committee of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation that other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Marathon Value Portfolio
July 31, 2008 (Unaudited)

Related Notes to the Schedule of Investments - continued

Foreign Currency - Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Sound Mind Investing Funds The Sound Mind Investing Fund Schedule of Investments July 31, 2008 (Unaudited)

Mutual Funds - 91.08%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 89.52%

Allianz NFJ International Value Fund - Institutional Class	402,389	$ 9,681,470
American Century Heritage Fund - Institutional Class	558,391	11,123,144
Aston Montag & Caldwell Growth Fund	234,201	5,808,197
Aston Optimum Mid Cap Fund - Institutional Class	352,810	9,465,905
Bridgeway Aggressive Investors 2 Fund	402,733	7,808,987
CGM Focus Fund	218,880	10,900,248
Columbia Acorn International Select	265,069	7,525,311
Columbia Value and Restructuring Fund	80,146	4,174,021
Driehaus International Discovery Fund (b)	279,948	9,960,536
DWS Large Cap Value Fund - Institutional Class	462,462	8,708,164
Fairholme Fund	132,495	4,013,274
Fidelity Independence Fund	427,497	11,230,353
Fidelity Leveraged Company Stock Fund	334,884	10,411,544
First Eagle U.S. Value Fund - Institutional Class (b)	520,167	8,083,392
John Hancock Large Cap Equity Fund - Institutional Class	363,775	10,665,881
Harbor International Fund - Institutional Class	123,579	7,889,265
Hartford International Opportunities Fund - Y Class (b)	550,994	8,601,022
Janus Adviser Forty Fund - Institutional Class	276,647	11,013,331
Janus Mid Cap Value Fund - Investor Class	236,711	5,122,430
Janus Orion Fund	955,130	11,366,041
Keeley Small Cap Value Fund , Inc. - Institutional Class (a)	294,467	8,318,698
Neuberger Berman Genesis - Institutional Class	252,050	11,853,907
Quaker Strategic Growth Fund - Institutional Class	410,273	10,457,851
Royce Premier Fund - Investor Class	452,655	8,070,834
Royce Value Fund - Institutional Class	659,954	7,338,689
T. Rowe Price Latin America Fund	63,856	3,262,407
Touchstone Large Cap Growth Fund - Institutional Class (a )	153,296	3,791,002

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $231,084,719)		226,645,904

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.56% (d)

Aberdeen Small Cap Fund - Institutional Class	150	2,095
Allianz NFJ Dividend Value Fund - Institutional Class	200	2,908
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,859
Artisan Small Cap Value Fund - Investor Class	273	3,826
Artisan International Small Cap Fund - Investor Class	150	2,715
Artisan International Value Fund - Investor Class	136	3,041
BlackRock International Opportunities Portfolio - Institutional Class	100	3,687
Bridgeway Small Cap Growth Fund (a)	205	2,846
Bridgeway Small Cap Value Fund (a)	179	2,790
Columbia Small Cap Growth I Fund - Institutional Class	100	2,780
Dreyfus Premier International Small Cap Fund - Institutional Class	100	1,418
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,808
Fidelity Mid-Cap Stock Fund	100	2,620
Franklin Small Cap Value Fund - Advisor Class	100	4,036

*See acommpanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds The Sound Mind Investing Fund Schedule of Investments - continued July 31, 2008 (Unaudited)

Mutual Funds - 91.08% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.56% (d) - continued

Heartland Value Fund	100	$ 3,900
Janus Overseas Fund	50,146	2,344,853
Janus Venture Fund	100	4,411
JPMorgan Small Cap Equity Fund - Class S	126	3,771
Longleaf Partners Small-Cap Fund	100	2,249
Oberweis Micro-Cap Fund	175	2,019
Oppenheimer International Small Company Fund	100	1,955
Oppenheimer Small & Mid Cap Value Fund	100	3,130
Principal MidCap Blend Fund - Investor Class	116,914	1,525,727
T. Rowe Price Small-Cap Value Fund	100	3,564

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $3,264,585) (d)		3,938,008

TOTAL MUTUAL FUNDS (Cost $234,349,304)		230,583,912

Exchange-Traded Funds - 8.50%

Claymore/BNY BRIC ETF	66,945	3,072,775
Consumer Staples Select Sector SPDR Fund	289,575	7,934,355
iShares Dow Jones U.S. Basic Materials Sector Index Fund	134,970	10,512,813

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,022,712)		21,519,943

Money Market Securities - 0.60%
Fidelity Institutional Treasury Portfolio - Class I, 1.91% (c)	1,512,324	1,512,324

TOTAL MONEY MARKET SECURITIES (Cost $1,512,324)		1,512,324

TOTAL INVESTMENTS (Cost $257,884,340) - 100.18%		$ 253,616,179

Liabilities in excess of other assets - (0.18)%		(439,437)

TOTAL NET ASSETS - 100.00%		$ 253,176,742

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2008.

(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation		$ 7,063,555
Gross unrealized depreciation		(11,331,716)
Net unrealized depreciation		$ (4,268,161)

Aggregate cost of securities for income tax purposes		$ 257,884,340

*See acommpanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds The Sound Mind Investing Managed Volatility Fund Schedule of Investments July 31, 2008 (Unaudited)

Mutual Funds - 86.72%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 86.12%

American Century Heritage Fund - Institutional Class	89,304	$ 1,778,941
Allianz NFJ International Value Fund - Institutional Class	69,206	1,665,106
Aston Montag & Caldwell Growth Fund	71,349	1,769,456
Aston Optimum Mid Cap Fund - Institutional Class	38,763	1,039,998
Bridgeway Aggressive Investors 2 Fund	53,433	1,036,063
CGM Focus Fund	36,676	1,826,447
Columbia Acorn International Select	60,943	1,730,171
Driehaus International Discovery Fund	42,704	1,519,422
DWS Large Cap Value Fund - Institutional Class	84,817	1,597,111
Fidelity Leveraged Company Stock Fund	55,393	1,722,183
Fidelity Independence Fund	43,278	1,136,923
First Eagle U.S. Value Fund - Institutional Class	75,479	1,172,946
John Hancock Large Cap Equity Fund - Institutional Class	58,066	1,702,489
Hartford International Opportunities Fund	99,791	1,557,740
Janus Adviser Forty Fund - Institutional Class	45,428	1,808,471
Janus Orion Fund	138,118	1,643,601
Keeley Small Cap Value Fund, Inc. - Institutional Class (a)	21,162	597,830
Loomis Sayles Mid Cap Growth Fund - Institutional Class (b)	68,855	1,866,666
Neuberger Berman Genesis - Institutional Class	40,485	1,904,026
Quaker Strategic Growth Fund - Institutional Class	53,864	1,372,993
Royce Value Fund - Institutional Class	160,820	1,788,315
Stratton Multi-Cap Fund (b)	29,394	1,156,671
Stratton Small-Cap Value Fund	10,579	496,261

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $34,616,001)		33,889,830

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.60% (d)

BlackRock International Opportunities Portfolio - Institutional Class	100	3,687
Columbia Value and Restructuring Fund	4,068	211,868
Janus Venture Fund	100	4,411
Longleaf Partners Small-Cap Fund	100	2,249
Longleaf Partners Fund	144	4,221
Oakmark International Small Cap Fund - Institutional Class	165	2,094
Oppenheimer International Small Company Fund	100	1,955
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	3,130

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $263,257) (d)		233,615

TOTAL MUTUAL FUNDS (Cost $34,879,258)		34,123,445

Exchange-Traded Funds - 9.08%
Claymore/BNY BRIC ETF	28,485	1,307,462
Consumer Staples Select Sector SPDR Fund	30,935	847,619
iShares Dow Jones U.S. Basic Materials Sector Index Fund	18,215	1,418,766

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,620,996)		3,573,847

*See acommpanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds The Sound Mind Investing Managed Volatility Fund Schedule of Investments - continued July 31, 2008 (Unaudited)

Money Market Securities - 0.58%	Shares	Value

Fidelity Institutional Treasury Portfolio - Class I, 1.92% (c)	228,876	$ 228,876

TOTAL MONEY MARKET SECURITIES (Cost $228,876)		228,876

TOTAL INVESTMENTS (Cost $38,729,130) - 96.38%		$ 37,926,168

Cash & other assets less liabilities - 3.62%		1,424,347

TOTAL NET ASSETS - 100.00%		$ 39,350,515

(a) Non-incoming producing
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2008.
(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation		$ 996,073
Gross unrealized depreciation		(1,799,036)
Net unrealized depreciation		$ (802,963)

Aggregate cost of securities for income tax purposes		$ 38,729,130

*See acommpanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds The Sound Mind Investing Managed Volatility Fund Futures Contracts July 31, 2008 (Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract September 2008 (a)	(53)	$ (5,006,645)	$ (448,795)
E-Mini S&P 500 Futures Contract September 2008 (b)	(161)	(10,200,155)	(754,323)
E- Mini Russell 2000 Mini Futures Contract September 2008 (c)	(87)	(6,224,850)	(151,020)

Total Short Futures Contracts			$ (1,354,138)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See acommpanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Related Footnotes to the Schedule of Investments
July 31, 2008 - (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Mutual funds are valued at the daily redemption value as reported by the underlying fund. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or
(iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which a Fund invests may fail to calculate its NAV as of the NYSE close. Also, investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities.

Futures Contracts – The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
“marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value
Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 8, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony Ghoston

Anthony J. Ghoston, President

Date: 09/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston

Anthony J. Ghoston, President

Date: 09/22/2008

By

/s/ William Murphy

William J. Murphy, Interim Treasurer

Date: 09/22/2008